FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT

NOTE 4:-      FAIR VALUE MEASUREMENT

The Company measures its marketable securities, foreign currency derivative contracts, investment in Iluminage Beauty Ltd. and acquisition related contingent considerations at fair value. Marketable securities are classified within Level 1 or Level 2. This is because marketable securities are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. Investment in Iluminage Beauty Ltd. and liabilities with respect to contingent considerations are classified within Level 3 because these assets are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2015 and 2014:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$24,398	$-	$24,398
Government debentures	-	-	-	-
Government sponsored enterprises	-	2,091	-	2,091
Money markets funds	3,480	-	-	3,480
Investment in affiliated companies	-	-	19,800	19,800

Total	$3,480	$26,489	$19,800	$49,769

Liabilities:
Foreign currency derivatives	$-	$32	$-	$32
Contingent consideration	-	-	878	878

Total	$-	$32	$878	$910

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$34,126	$-	$34,126
Government debentures	-	2,182	-	2,182
Government sponsored enterprises	-	961	-	961
Money markets funds	9,571	-	-	9,571
Investment in affiliated companies	-	-	20,130	20,130

Total	$9,571	$37,269	$20,130	$66,970

Liabilities:
Foreign currency derivatives	$-	$131	$-	$131
Contingent consideration	-	-	4,983	4,983

Total	$-	$131	$4,983	$5,114

The tables below presents the changes in Level 3 marketable securities and the investment in Iluminage Beauty, measured on a recurring basis:

	December 31,
	2015	2014
Marketable securities:
Balance at the beginning of the year	$-	$1,061
Changes in realized gains included in earnings	-	53
Changes in unrealized gain included in other comprehensive income	-	136
Sales at carrying amount	-	(1,250)

Balance at the end of the year	$-	$-
	December 31,
	2015	2014

Iluminage Beauty:
Fair value at the beginning of the year	$20,130	$24,720
Changes in the fair value included in earnings	(330)	(4,590)

Fair value at the end of the year	$19,800	$20,130

 The fair value of the Company equity interest in Iluminage Beauty (see Note 1b3) was calculated by the Company using the discount cash flow and the Option Pricing Model method (OPM), which uses significant unobservable inputs such as cash flows to be generated from the underlying investment, discounted at a weighted average cost of capital of 21%  and 20% for 2014 and 2015, respectively.

The table below presents the changes in Level 3 contingent consideration obligations measured on a recurring basis and related to business combinations of Cooltouch in March 2014 and RBT investment in May 2012:

	December 31,
	2015	2014

Fair value at the beginning of the year	$4,983	$7,896
Acquisition date fair value of contingent consideration related to investment in CoolTouch (see Note 1b1)	-	100
Changes in the fair value of contingent consideration in RBT and Cooltouch, net	(4,105)	(3,013)

Fair value at the end of the year	$878	$4,983

The fair value of the contingent consideration related to the investment in RBT was $878 and $4,883 as of December 31, 2015 and 2014, respectively.

The fair value of the contingent consideration related to the investment in RBT was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until 2018 and the Company will be required to pay the contingent consideration. The Company recorded a net income of $4,005 and  $3,013 in 2015 and 2014 respectively , due to changes in fair value result from several factors including changes in discount periods and rates, changes in the timing and amount of revenue estimates and changes in probability assumptions with respect to the likelihood of achieving specified milestone criteria.

The fair value of the contingent consideration related to the investment in Cooltouch was $0 and $100 as of December 31, 2015 and 2014, respectively. The Company estimated the fair value of the contingent consideration using Monte Carlo simulation  with a discount rate of 16% and based on various probabilities for Cooltouch to meet the net revenues milestone until December 31, 2015 (refer to Note 1b1 for further details). On December 31, 2015 and December 31, 2014, the net revenue milestone for the payments of the $2,000, per each year, was not achieved and no payments to Cooltouch's shareholders were due. Since the Cooltouch did not achieve the net revenues milestone, the Company recorded a net income of $100 in 2015.

Changes in the contingent consideration are recorded in the statements of operations in operating expenses under other expenses (income), net.

Assets measured at fair value on a nonrecurring basis:

Level 3 assets measured on a nonrecurring basis at December 31, 2015 and 2014 consisted of intangible assets, goodwill and investment in affiliated companies. As of December 31, 2015 and 2014, certain intangible assets and goodwill were written down to their estimated fair values of $2,937 and $3,489, resulting in an impairment charge of $7,132 and $2,890, respectively (see also Notes 9 and 10).

The fair value for such assets were calculated by the Company using the discounted cash flow method, which uses significant unobservable inputs which require significant management judgment due to the absence of quoted market prices or observable inputs for assets of a similar nature (see also Notes 17 and 7).

All impairments mentioned above are recorded in the statements of operations in operating expenses under other expenses (income), net (see also Note 17).